--------------------------------------------------------------------------------

CBA(R)                                                                       CBA

--------------------------------------------------------------------------------

CBA                                                                          CBA

--------------------------------------------------------------------------------

CBA Money Fund
--------------------------------------------------------------------------------
Semi-Annual Report
August 31, 1999

CBA Money Fund

Dear Shareholder:

For the six-month period ended August 31, 1999, CBA Money Fund paid shareholders a net annualized dividend of 4.40%*. The Fund's 7-day yield as of August 31, 1999 was 4.64%.

The average portfolio maturity for CBA Money Fund at August 31, 1999 was 71 days, compared to 75 days at February 28, 1999.

The Environment

During the latter half of the six months ended August 31, 1999, the interest rate environment dominated the US capital markets. Investors were concerned that the ongoing strength in the economy would prompt the Federal Reserve Board into a round of tightening of the Federal Funds rate. At the end of June, there was relief when the Federal Reserve Board only raised interest rates by 25 basis points (0.25%). However, there were continued signs of strength in the economy, and the Federal Reserve Board raised short-term interest rates another 0.25% on August 24, 1999.

The US equity market, as measured by the Standard & Poor's 500 Index, rose 1.75% for the three months ended August 31, 1999. The market rose very strongly at the end of June when it appeared that the quarter-point increase in the Federal Funds rate might be sufficient to address the central bank's inflationary concerns. However, sentiment deteriorated in July and August as a result of continued strong economic data and widening credit spreads. The US dollar also weakened during the period, keeping upward pressure on bond yields for the near term.

The portfolio's composition at the end of the August period and as of our last report is detailed below:

                                                        8/31/99        2/28/99
                                                        -------        -------
Bank Notes .....................................          8.2%           5.8%
Certificates of Deposit ........................          1.0             --
Certificates of Deposit--
  European .....................................          1.1            1.8
Certificates of Deposit--
  Yankee+ ......................................          9.2            6.3
Commercial Paper ...............................         48.9           46.9
Corporate Notes ................................          1.8           11.5
Master Notes &
  Funding Agreements ...........................          3.7            3.0
Medium-Term Notes ..............................         14.2            2.4
Repurchase Agreements ..........................           --            1.3
US Government &
  Agency Obligations--
  Discount Notes ...............................          1.5            6.6
US Government &
  Agency Obligations--
  Non-Discount Notes ...........................         10.0           13.9
Other Assets Less Liabilities ..................          0.4            0.5
                                                        -----          -----
                                                        100.0%         100.0%
                                                        =====          =====

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

+     US branches of foreign banks.

In Conclusion

We appreciate your continued support of CBA Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Robert Sabatino

Robert Sabatino
Vice President and Portfolio Manager

October 6, 1999

--------------------------------------------------------------------------------
We are pleased to announce that Robert Sabatino is responsible for the day-to-day management of CBA Money Fund. Mr. Sabatino has been employed by Merrill Lynch Asset Management, L.P. since 1995 and has been Vice President since 1998.
--------------------------------------------------------------------------------

Officers and Trustees

Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Arthur Zeikel--Trustee
Kevin J. McKenna--Senior Vice President
Joseph T. Monagle, Jr.--Senior Vice President
Robert Sabatino--Vice President
Donald C. Burke--Vice President and Treasurer
Ira P. Shapiro--Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

*     For inquiries regarding your CBA account, call (800) 247-6400.

CBA Money Fund

Schedule of Investments as of August 31, 1999                     (in Thousands)

-----------------------------------------------------------------------------------------
                                    Face       Interest          Maturity         Value
Issue                              Amount        Rate*             Date         (Note 1a)
-----------------------------------------------------------------------------------------
                                     Bank Notes--8.2%
-----------------------------------------------------------------------------------------
American Express                   $20,000       5.45%+           4/17/00      $   20,000
Centurion Bank                      25,000       5.45+            4/27/00          25,000
                                    30,000       5.45+            5/10/00          30,000
                                    30,000       5.50+            7/13/00          30,000
-----------------------------------------------------------------------------------------
First Union                          9,800       5.31+            9/01/99           9,800
National Bank                       15,000       5.473+          11/16/99          15,004
-----------------------------------------------------------------------------------------
KeyBank                             20,500       5.32+            2/21/00          20,493
National Association
-----------------------------------------------------------------------------------------
NationsBank NA                      25,000       5.42+            3/16/00          24,996
-----------------------------------------------------------------------------------------
PNC Bank NA                         25,000       5.358+          11/03/99          24,992
-----------------------------------------------------------------------------------------
Total Bank Notes (Cost--$200,288) .......................................         200,285
-----------------------------------------------------------------------------------------
                              Certificates of Deposit--1.0%
-----------------------------------------------------------------------------------------
First Union                         25,000       5.405+           8/31/00          24,883
National Bank
-----------------------------------------------------------------------------------------
Total Certificates of Deposit
(Cost--$25,000) .........................................................          24,883
-----------------------------------------------------------------------------------------
                         Certificates of Deposit--European--1.1%
-----------------------------------------------------------------------------------------
Abbey National Treasury             13,000       5.343+          10/29/99          12,994
Services PLC, London                13,000       5.21+           11/01/99          13,000
-----------------------------------------------------------------------------------------
Total Certificates of Deposit--European
(Cost--$26,000) .........................................................          25,994
-----------------------------------------------------------------------------------------
                          Certificates of Deposit--Yankee--9.2%
-----------------------------------------------------------------------------------------
Commerzbank AG, NY                  10,000       5.085            2/17/00           9,949
                                    10,000       5.17             3/31/00           9,943
                                    35,000       5.128+           4/10/00          34,989
                                    20,000       5.15             5/08/00          19,865
-----------------------------------------------------------------------------------------
Credit Agricole                     20,000       5.16             4/03/00          19,884
Indosuez, NY
-----------------------------------------------------------------------------------------
Credit Suisse First                 25,000       5.47+            6/07/00          24,979
Boston, NY
-----------------------------------------------------------------------------------------
Deutsche Bank AG, NY                25,000       5.38+            4/26/00          24,988
                                    22,000       5.62             6/26/00          21,907
-----------------------------------------------------------------------------------------
Societe Generale, NY                10,000       5.16             2/22/00           9,952
                                     5,000       5.22             2/28/00           4,977
-----------------------------------------------------------------------------------------
Svenska Handelsbanken               10,000       5.195            2/28/00           9,952
AB, NY
-----------------------------------------------------------------------------------------
UBS AG, NY                          10,000       5.25             3/10/00           9,952
                                    25,000       5.29             5/18/00          24,850
-----------------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$226,926) ........................................................         226,187
-----------------------------------------------------------------------------------------
                                 Commercial Paper--48.9%
-----------------------------------------------------------------------------------------
AT&T Corp.                          35,000       5.27             7/13/00          34,986
                                    25,000       5.26             8/07/00          25,000
-----------------------------------------------------------------------------------------
Amsterdam Funding                   25,000       5.28             9/23/99          24,916
Corp.                               20,000       5.78             2/04/00          19,494
-----------------------------------------------------------------------------------------
Apreco, Inc.                        15,275       5.31             9/20/99          15,230
                                    25,000       5.24             9/23/99          24,916
                                    29,000       5.35            10/20/99          28,785
-----------------------------------------------------------------------------------------
Associates First                    35,000       5.18             9/03/99          34,985
Capital Corp.                       40,000       5.18            10/05/99          39,799
-----------------------------------------------------------------------------------------
Atlantis One                        10,000       4.82             9/24/99           9,966
Funding Corp.
-----------------------------------------------------------------------------------------
BankAmerica                         20,000       4.79            10/05/99          19,899
Corporation
-----------------------------------------------------------------------------------------
CXC Incorporated                    50,000       5.33            10/19/99          49,637
-----------------------------------------------------------------------------------------
Corporate Asset                     12,000       5.08             9/08/99          11,986
Funding Co., Inc.                   25,000       5.35            11/04/99          24,761
-----------------------------------------------------------------------------------------
Corporate Receivables               50,000       5.33            10/28/99          49,573
Corp.
-----------------------------------------------------------------------------------------
Edison Asset                        23,543       5.55             9/01/99          23,539
Securitization, LLC                 14,528       5.35            10/18/99          14,424
-----------------------------------------------------------------------------------------
Finova Capital Corp.                10,000       5.24             9/03/99           9,996
                                     5,000       5.25             9/21/99           4,985
                                    10,000       5.30             9/24/99           9,965
                                    20,000       4.88            10/14/99          19,871
                                     5,000       4.88            10/18/99           4,965
                                    25,000       5.85             2/18/00          24,314
-----------------------------------------------------------------------------------------
GE Capital International            30,000       5.17            10/13/99          29,811
Funding, Inc.
-----------------------------------------------------------------------------------------
General Motors                      20,000       5.72             3/13/00          19,374
Acceptance Corp.
-----------------------------------------------------------------------------------------
Grand Funding Corp.                 10,000       5.20             9/15/99           9,978
                                    40,000       5.30             9/21/99          39,876
                                    13,000       5.28             9/24/99          12,954
-----------------------------------------------------------------------------------------
Greenwich Funding Corp.             20,278       5.20             9/27/99          20,200
-----------------------------------------------------------------------------------------
International                       10,760       5.18             9/02/99          10,757
Securitization Corp.                25,000       5.20             9/17/99          24,939
                                    10,105       5.15            10/04/99          10,056
                                    23,620       5.17            10/07/99          23,495
-----------------------------------------------------------------------------------------
Kitty Hawk Funding                   6,281       5.29             9/16/99           6,266
Corp.                               22,322       5.78             2/15/00          21,719
-----------------------------------------------------------------------------------------
Lehman Brothers                     15,000       5.25            10/07/99          14,920
Holdings Inc.                       25,000       5.90             2/16/00          24,321
-----------------------------------------------------------------------------------------
Old Line Funding Corp.              20,000       5.20             9/02/99          19,994
-----------------------------------------------------------------------------------------
Park Avenue                          7,000       5.25             9/01/99           6,999
Receivables Corp.                    4,500       5.369+           2/11/00           4,500
-----------------------------------------------------------------------------------------

CBA Money Fund

Schedule of Investments as of August 31, 1999 (continued)         (in Thousands)

-----------------------------------------------------------------------------------------
                                    Face       Interest          Maturity         Value
Issue                              Amount        Rate*             Date         (Note 1a)
-----------------------------------------------------------------------------------------
                               Commercial Paper (concluded)
-----------------------------------------------------------------------------------------
Riverwoods Funding                 $35,000       5.20%            9/09/99      $   34,955
Corp.                               15,000       5.34            10/26/99          14,875
-----------------------------------------------------------------------------------------
Santander Finance                    5,000       5.33            12/13/99           4,923
(Delaware) Inc.
-----------------------------------------------------------------------------------------
Tulip Funding Corp.                 30,000       5.30             9/17/99          29,925
                                    65,000       5.16             9/21/99          64,807
                                     9,215       5.19            10/14/99           9,156
                                     9,472       5.19            10/15/99           9,410
-----------------------------------------------------------------------------------------
Variable Funding                    30,455       5.14             9/17/99          30,381
Capital Corp.                       10,000       5.28             9/20/99           9,971
                                    30,000       5.30             9/20/99          29,912
                                    10,000       5.18             9/21/99           9,970
                                    25,000       5.35            10/22/99          24,807
                                    15,000       5.35            10/25/99          14,877
-----------------------------------------------------------------------------------------
WCP Funding Inc.                    55,000       5.30             9/28/99          54,773
                                     8,413       5.35            10/08/99           8,366
-----------------------------------------------------------------------------------------
Windmill Funding Corp.              10,000       5.20             9/01/99           9,999
                                    10,000       5.22             9/13/99           9,981
-----------------------------------------------------------------------------------------
Total Commercial Paper
(Cost--$1,197,245) ......................................................       1,197,239
-----------------------------------------------------------------------------------------
                                  Corporate Notes--1.8%
-----------------------------------------------------------------------------------------
LINCS (Series 1998-2)               10,000       5.289+           3/01/00          10,000
-----------------------------------------------------------------------------------------
LINCS (Series 1998-6)               14,500       5.028+          11/18/99          14,500
-----------------------------------------------------------------------------------------
Restructured Asset                   8,000       5.308+           8/11/00           8,000
Securities with
Enhanced Returns
Series 1998-MM-7-1 Trust
-----------------------------------------------------------------------------------------
Restructured Asset                  12,400       5.309+           1/21/00          12,400
Securities with
Enhanced Returns
Series 1998-MM-12-3 Trust
-----------------------------------------------------------------------------------------
Total Corporate Notes (Cost--$44,900) ...................................          44,900
-----------------------------------------------------------------------------------------
                         Master Notes & Funding Agreements--3.7%
-----------------------------------------------------------------------------------------
Goldman Sachs                       40,000       5.18+           10/15/99          40,000
Group, Inc.
-----------------------------------------------------------------------------------------
Jackson National Life               25,000       5.20+            5/01/00          25,000
Insurance Co.
-----------------------------------------------------------------------------------------
John Hancock Mutual                  5,000       5.26+            8/01/00           5,000
Life Insurance Co.
-----------------------------------------------------------------------------------------
Metropolitan Life                   13,000       5.23+            5/01/00          13,000
Insurance Company
-----------------------------------------------------------------------------------------
Security Life of Denver              7,000       5.415+           3/23/00           7,000
Insurance Co.
-----------------------------------------------------------------------------------------
Total Master Notes & Funding Agreements
(Cost--$90,000) .........................................................          90,000
-----------------------------------------------------------------------------------------
                                 Medium-Term Notes--14.2%
-----------------------------------------------------------------------------------------
American Honda                      24,750       5.18+            8/01/00          24,743
Finance Corp.
-----------------------------------------------------------------------------------------
Associates Corporation              30,000       5.90             6/23/00          29,918
of North America
-----------------------------------------------------------------------------------------
Avco Financial                      10,000       5.358+           3/31/00           9,998
Services Inc.
-----------------------------------------------------------------------------------------
Beneficial Corp.                    10,000       5.205+           3/13/00          10,001
-----------------------------------------------------------------------------------------
The CIT Group                       20,000       5.39+            3/27/00          19,993
Holdings, Inc.                      23,000       5.405+           5/30/00          22,991
-----------------------------------------------------------------------------------------
Ford Motor                          16,850       7.75            10/01/99          16,880
Credit Company                       6,000       6.375+           4/03/00           6,005
                                    12,000       5.45+            5/05/00          12,000
                                    20,000       5.45+            5/23/00          20,000
-----------------------------------------------------------------------------------------
General Electric                     5,000       5.60             1/14/00           5,001
Capital Corp.                        5,500       5.293+           5/03/00           5,498
-----------------------------------------------------------------------------------------
General Motors                      10,000       5.70             1/10/00          10,003
Acceptance Corp.                    20,000       5.70             2/23/00          19,992
                                     5,000       7.00             3/01/00           5,030
                                    10,000       5.75             7/28/00           9,969
                                     8,000       5.201+          12/01/00           7,995
                                     7,000       5.526+           2/27/01           7,004
-----------------------------------------------------------------------------------------
Goldman Sachs                       14,000       6.00             8/07/00          13,957
Group, Inc.                          5,000       5.08+            9/12/00           5,000
-----------------------------------------------------------------------------------------
International Bank for               5,830       5.68             9/27/99           5,832
Reconstruction &
Development
-----------------------------------------------------------------------------------------
Liberty Lighthouse                  25,750       5.29+           10/08/99          25,739
US Capital Co. LLC
-----------------------------------------------------------------------------------------

CBA Money Fund

Schedule of Investments as of August 31, 1999 (concluded)         (in Thousands)

-----------------------------------------------------------------------------------------
                                    Face       Interest          Maturity         Value
Issue                              Amount        Rate*             Date         (Note 1a)
-----------------------------------------------------------------------------------------
                              Medium-Term Notes (concluded)
-----------------------------------------------------------------------------------------
Wells Fargo & Co.                  $10,000       5.225%           4/10/00      $    9,960
                                    10,000       5.208            4/26/00           9,989
-----------------------------------------------------------------------------------------
Xerox Capital                        5,000       5.248+           7/19/00           4,993
(Europe) PLC
-----------------------------------------------------------------------------------------
Xerox Credit Corp.                   9,000       5.37             4/06/00           8,996
                                    20,000       5.70             7/26/00          19,946
-----------------------------------------------------------------------------------------
Total Medium-Term Notes
(Cost--$347,888) ...........................................................      347,433
-----------------------------------------------------------------------------------------
                           US Government & Agency Obligations--
                                   Discount Notes--1.5%
-----------------------------------------------------------------------------------------
Federal National                     6,687       4.32            10/01/99           6,658
Mortgage Association                20,000       4.58            11/24/99          19,754
-----------------------------------------------------------------------------------------
US Treasury Bills                   10,000       4.36            12/09/99           9,866
-----------------------------------------------------------------------------------------
Total US Government & Agency Obligations--
Discount Notes (Cost--$36,325) ..........................................          36,278
-----------------------------------------------------------------------------------------
                           US Government & Agency Obligations--
                                Non-Discount Notes--10.0%
-----------------------------------------------------------------------------------------
Federal Home                        10,000       5.521+           9/02/99          10,000
Loan Banks                          20,000       5.24+           11/09/99          19,997
                                    23,000       5.451+           7/14/00          22,990
-----------------------------------------------------------------------------------------
Federal Home Loan                   25,000       5.491+           7/14/00          24,989
Mortgage Corporation                10,000       5.05            11/17/00           9,887
-----------------------------------------------------------------------------------------
Federal Home Loan                   10,000       5.18            11/24/00           9,899
Mortgage Corporation                 5,000       5.25             1/19/01           4,945
(concluded)                          5,000       5.15             1/26/01           4,937
-----------------------------------------------------------------------------------------
Federal National                    15,000       5.08             9/24/99          14,999
Mortgage Association                12,000       4.89            10/13/00          11,858
                                     5,000       5.21             1/26/01           4,942
                                    10,000       5.37             4/05/01           9,882
-----------------------------------------------------------------------------------------
Student Loan                        20,000       5.391+           1/12/00          19,999
Marketing Association               15,000       5.416+           2/02/00          14,998
                                    13,600       5.436+           2/04/00          13,599
                                    15,000       5.641+           2/14/00          14,995
-----------------------------------------------------------------------------------------
US Treasury Notes                   10,000       6.375            5/15/00          10,062
                                     5,800       4.50             9/30/00           5,731
                                     5,000       4.625           12/31/00           4,931
                                    10,000       5.00             4/30/01           9,881
-----------------------------------------------------------------------------------------
Total US Government & Agency
Obligations--Non-Discount Notes
(Cost--$244,472) ........................................................         243,521
-----------------------------------------------------------------------------------------
Total Investments (Cost--$2,439,044)--99.6% .............................       2,436,720
Other Assets Less Liabilities--0.4% .....................................           9,516
                                                                               ----------
Net Assets--100.0% ......................................................      $2,446,236
                                                                               ==========
=========================================================================================

* Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are those in effect at August 31, 1999.

+     Variable rate notes.

      See Notes to Financial Statements.

CBA Money Fund

Statement of Assets and Liabilities as of August 31, 1999

----------------------------------------------------------------------------------------------------------------------------
Assets:
Investments, at value (identified cost--$2,439,044,130*) (Note 1a) ..................                        $ 2,436,720,028
Cash ................................................................................                                    687
Interest receivable .................................................................                             12,052,125
Prepaid registration fees and other assets (Note 1e) ................................                                 81,747
                                                                                                             ---------------
Total assets ........................................................................                          2,448,854,587
                                                                                                             ---------------

Liabilities:
Payables:
    Investment adviser (Note 2) .....................................................     $     880,204
    Distributor (Note 2) ............................................................           554,664
    Beneficial interest redeemed ....................................................             1,403
    Dividends to shareholders (Note 1f) .............................................               630            1,436,901
                                                                                          -------------
Accrued expenses and other liabilities ..............................................                              1,181,241
                                                                                                             ---------------
Total liabilities ...................................................................                              2,618,142
                                                                                                             ---------------
Net Assets ..........................................................................                        $ 2,446,236,445
                                                                                                             ===============

Net Assets Consist of:

Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                         $   244,856,055
Paid-in capital in excess of par ....................................................                          2,203,704,492
Unrealized depreciation on investments--net .........................................                             (2,324,102)
                                                                                                             ---------------
Net Assets--Equivalent to $1.00 per share based on 2,448,560,547 shares of beneficial
interest outstanding ................................................................                        $ 2,446,236,445
                                                                                                             ===============

* The aggregate cost of investments at August 31, 1999 for Federal income tax purposes was $2,439,044,130. As of August 31, 1999, net unrealized depreciation for Federal income tax purposes amounted to $2,324,102, of which $42,559 related to appreciated securities and $2,366,661 related to depreciated securities.

      See Notes to Financial Statements.

CBA Money Fund

Statement of Operations for the Six Months Ended August 31, 1999 Investment

-------------------------------------------------------------------------------------------------
Income (Note 1d):
Interest and amortization of premium and discount earned .........                   $ 64,353,897

Expenses:
Investment advisory fees (Note 2) ................................     $ 5,213,284
Transfer agent fees (Note 2) .....................................       1,901,101
Distribution fees (Note 2) .......................................       1,552,158
Accounting services (Note 2) .....................................         100,302
Printing and shareholder reports .................................          82,153
Trustees' fees and expenses ......................................          20,290
Custodian fees ...................................................          17,937
                                                                       ------------
Total expenses ...................................................                      8,887,225
                                                                                     ------------
Investment Income--Net ...........................................                     55,466,672
Realized Gain on Investments--Net (Note 1d) ......................                         14,513
Change in Unrealized Depreciation on Investments--Net ............                     (1,617,301)
                                                                                     ------------
Net Increase in Net Assets Resulting from Operations .............                   $ 53,863,884
                                                                                     ============

See Notes to Financial Statements.

CBA Money Fund                                                         For the Six          For the
                                                                       Months Ended        Year Ended
Statements of Changes in Net Assets                                  August 31, 1999   February 28, 1999
--------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations:

Investment income--net ...........................................   $    55,466,672    $   115,833,062
Realized gain on investments--net ................................            14,513            302,644
Change in unrealized appreciation/depreciation on investments--net        (1,617,301)          (710,304)
                                                                     ---------------    ---------------
Net increase in net assets resulting from operations .............        53,863,884        115,425,402
                                                                     ---------------    ---------------
Dividends & Distributions to Shareholders (Note 1f):
Investment income--net ...........................................       (55,466,672)      (115,833,062)
Realized gain on investments--net ................................           (14,513)          (302,644)
                                                                     ---------------    ---------------
Net decrease in net assets resulting from dividends and
distributions to shareholders ....................................       (55,481,185)      (116,135,706)
                                                                     ---------------    ---------------
Beneficial Interest Transactions (Note 3):

Net proceeds from sale of shares .................................     2,873,786,987      5,841,797,113
Net asset value of shares issued to shareholders in reinvestment
of dividends and distributions (Note 1f) .........................        55,376,647        115,925,296
                                                                     ---------------    ---------------
                                                                       2,929,163,634      5,957,722,409
Cost of shares redeemed ..........................................    (3,038,598,622)    (5,760,405,463)
                                                                     ---------------    ---------------
Net increase (decrease) in net assets derived from beneficial
interest transactions ............................................      (109,434,988)       197,316,946
                                                                     ---------------    ---------------
Net Assets:

Total increase (decrease) in net assets ..........................      (111,052,289)       196,606,642
Beginning of period ..............................................     2,557,288,734      2,360,682,092
                                                                     ---------------    ---------------
End of period ....................................................   $ 2,446,236,445    $ 2,557,288,734
                                                                     ===============    ===============

See Notes to Financial Statements.

CBA Money Fund

Financial Highlights

---------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the
The following per share data and ratios have been derived    For the Six                   Year Ended                    For the
from information provided in the financial statements.       Months Ended                 February 28,                 Year Ended
                                                              August 31,    ---------------------------------------   February 29,
Increase (Decrease) in Net Asset Value:                          1999           1999         1998          1997          1996
---------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period .....................   $      1.00    $      1.00   $      1.00   $      1.00   $      1.00
                                                             -----------    -----------   -----------   -----------   -----------
  Investment income--net .................................         .0223          .0478         .0497         .0475         .0524
  Realized and unrealized gain (loss) on investments-- net        (.0006)        (.0002)        .0001            --**       .0001
                                                             -----------    -----------   -----------   -----------   -----------
Total from investment operations .........................         .0217          .0476         .0498         .0475         .0525
                                                             -----------    -----------   -----------   -----------   -----------
Less dividends and distributions:
  Investment income--net .................................        (.0223)        (.0478)       (.0497)       (.0475)       (.0524)
  Realized gain on investments--net ......................            --**       (.0001)       (.0001)           --**      (.0001)
                                                             -----------    -----------   -----------   -----------   -----------
Total dividends and distributions ........................        (.0223)        (.0479)       (.0498)       (.0475)       (.0525)
                                                             -----------    -----------   -----------   -----------   -----------
Net asset value, end of period ...........................   $      1.00    $      1.00   $      1.00   $      1.00   $      1.00
                                                             ===========    ===========   ===========   ===========   ===========
Total Investment Return ..................................          4.40%*         4.91%         5.10%         4.87%         5.39%
                                                             ===========    ===========   ===========   ===========   ===========

Ratios to Average Net Assets:
Expenses, net of reimbursement ...........................           .70%*          .70%          .70%          .69%          .75%
                                                             ===========    ===========   ===========   ===========   ===========
Expenses .................................................           .70%*          .73%          .74%          .73%          .79%
                                                             ===========    ===========   ===========   ===========   ===========
Investment income and realized gain on
investments--net .........................................          4.36%          4.79%         4.98%         4.71%         5.22%
                                                             ===========    ===========   ===========   ===========   ===========

Supplemental Data:
Net assets, end of period (in thousands) .................   $ 2,446,236    $ 2,557,289   $ 2,360,682   $ 2,236,660   $ 1,988,000
                                                             ===========    ===========   ===========   ===========   ===========

*     Annualized.

**    Amount is less than $.0001 per share.

      See Notes to Financial Statements.

CBA Money Fund

Notes to Financial Statements

1. Significant Accounting Policies:

CBA Money Fund (the "Fund") is a money fund whose shares are offered to subscribers to the Capital Builder Account service of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") and to subscribers to the Broadcort Capital Account service of Broadcort Capital Corp. ("Broadcort"). Shares may also be purchased by individual investors not subscribing to these services, but such investors will not receive any of the special features offered as a part of such services. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements--The Fund invests in money market securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the first $500 million of average daily net assets, .425% of average daily net assets in excess of $500 million but not exceeding $1 billion, and .375% of average daily net assets in excess of $1 billion.

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which MLPF&S and Broadcort each receive a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund attributable to subscribers to the respective Capital Builder Account and Broadcort Capital Account programs. The MLPF&S distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The Broadcort distribution fee is to compensate selected dealers for activities and services related to the sale, promotion and marketing of shares of the Fund. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S or Broadcort in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Beneficial Interest Transactions:

The number of shares purchased, reinvested and redeemed during the six-month period corresponds to the amounts included in the Statements of Changes in Net Assets with respect to net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CBA Money Fund
Box 9011
Princeton, NJ 08543-9011                                          #11676 -- 8/99

[RECYCLE LOGO] Printed on post-consumer recycled paper